Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares [Member]		Treasury Shares [Member]	Additional Paid In Capital [Member]		Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2022		$ 0		$ (1,218)	$ 101,260		$ (63,819)	$ 36,223
Beginning balance (in shares) at Dec. 31, 2022	[1]	232,636,700
Beginning balance (in shares) at Dec. 31, 2022				(11,640,460)
Share-based compensation		$ 0		$ 0	1,491		0	1,491
Issuance of shares, net of issuance costs		$ 0		$ 0	2,924		0	2,924
Issuance of shares, net of issuance costs (in shares)		51,458,000	[1]	0
Sale of treasury shares at cost		$ 0		$ 1,218	0		(638)	580
Sale of treasury shares at cost (in shares)				11,640,460
Net loss for the year		0		$ 0	0		(24,221)	(24,221)
Ending balance at Dec. 31, 2023		$ 0		$ 0	105,675		(88,678)	16,997
Ending balance (in shares) at Dec. 31, 2023				0
Ending balance (in shares) at Dec. 31, 2023	[1]	284,094,700
Share-based compensation		$ 0		$ 0	617		0	617
Issuance of shares, net of issuance costs		$ 0		$ 0	9,868		0	9,868
Issuance of shares, net of issuance costs (in shares)		93,037,520	[1]	0
Net loss for the year		$ 0		$ 0	0		(13,945)	(13,945)
Ending balance at Dec. 31, 2024		$ 0		$ 0	116,160		(102,623)	$ 13,537
Ending balance (in shares) at Dec. 31, 2024				0
Ending balance (in shares) at Dec. 31, 2024		377,132,220	[1]					377,132,220
Share-based compensation		$ 0		$ 0	623		0	$ 623
Exercise of Prefunded warrants		$ 0		0		[2]	0		[2]
Exercise of Prefunded warrants (in shares)	[1]	16,194,340
Exercise of options		$ 0		$ 0	12		0	12
Exercise of options (in shares)		1,883,120	[1]	0
Issuance of shares, net of issuance costs		$ 0		$ 0	7,157		0	7,157
Issuance of shares, net of issuance costs (in shares)		180,171,640	[1]	0
Net loss for the year		$ 0		$ 0	0		(8,995)	(8,995)
Ending balance at Dec. 31, 2025		$ 0		$ 0	$ 123,952		$ (111,618)	$ 12,334
Ending balance (in shares) at Dec. 31, 2025				0
Ending balance (in shares) at Dec. 31, 2025		575,381,320	[1]					575,381,320

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.
[2]	Less than 1 thousand